UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income (loss)	$ 14,826	$ (382)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	2,519	2,587
Share-based compensation	5,670	4,438
Loss (gain) on disposal of asset	(10)	197
Unrealized foreign exchange (gain) loss	(1,231)	723
Income tax expense	496	1,918
Finance income, net	(1,839)	(6,506)
Changes in non-cash working capital items:
Trade and other receivables	1,993	(2,321)
Prepaids and deposits	(4,496)	(1,178)
Contract costs, net	(2,654)	(4,188)
Trade and other payables	(819)	5,201
Employee benefit obligations	430	461
Deferred revenue	4,903	9,171
Income taxes paid	(266)	(633)
Cash from operating activities	19,522	9,488
Cash flows used in investing activities
Purchase of property and equipment	(958)	(386)
Payments related to acquisitions	(250)	(216)
Acquisition of business, net of cash acquired	0	(8,671)
Cash used in investing activities	(1,208)	(9,273)
Cash flows used in financing activities
Payments received on net investment in finance lease	62	84
Repayment of lease obligations	(1,460)	(1,319)
Interest received	1,795	5,636
Proceeds from exercise of stock options	1,255	700
Proceeds from share issuance under employee share purchase plan	522	524
Shares repurchased for cancellation	(11,023)	(51,245)
Cash used in financing activities	(8,849)	(45,620)
Net change in cash and cash equivalents during the period	9,465	(45,405)
Effect of foreign exchange on cash and cash equivalents	618	(240)
Cash and cash equivalents, beginning of the period	71,950	216,293
Cash and cash equivalents, end of the period	$ 82,033	$ 170,648